Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information regarding the Company’s performance and the “compensation actually paid” to our NEOs, as calculated in accordance with SEC disclosure rules:

	Summary Compensation Table Total	Compensation Actually Paid	Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based On: (4)
Year (1)	for Eric D. Ashleman (PEO) ($) (2)	to Eric D. Ashleman (PEO) ($) (3)	Table Total for Non-PEO NEOs ($) (2)	Actually Paid to Non-PEO NEOs ($) (3)	TSR ($)	Peer Group TSR ($) (5)	Net Income ($000,000)	Adjusted EBITDA ($000,000) (6)

2025	9,112,893	3,042,222	1,561,338	815,480	95	191	483.2	925.9
2024	9,371,468	2,773,408	1,737,650	1,021,356	110	170	505.0	874.3
2023	7,758,876	2,066,071	1,848,761	655,908	113	149	596.1	899.6
2022	7,495,227	11,439,171	2,396,496	2,058,991	117	114	586.9	884.2
2021	6,719,772	9,849,418	1,743,998	2,463,917	120	128	449.4	765.4

(1)
The Principal Executive Officer (PEO) and NEOs for the applicable years were as follows:
•
2025: Mr Ashleman served as the PEO for the entirety of 2025. The Company's other NEOs for 2025 were: Lisa M. Anderson; Roopa Unnikrishnan; Akhil Mahendra; Abhishek Khandelwal; and Melissa S. Flores.
•
2024: Mr. Ashleman served as the PEO for the entirety of 2024. The Company’s other NEOs for 2024 were: Abhishek Khandelwal; Lisa M. Anderson; Roopa Unnikrishnan; and Melissa S. Flores.
•
2023: Mr. Ashleman served as the PEO for the entirety of 2023. The Company’s other NEOs for 2023 were: Abhishek Khandelwal; Lisa M. Anderson; Roopa Unnikrishnan; Melissa S. Flores; Allison S. Lausas; William K. Grogan; and Marc Uleman.
•
2022: Mr. Ashleman served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: William K. Grogan; Melissa Aquino; Marc Uleman; and Lisa M. Anderson.
•
2021: Mr. Ashleman served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: William K. Grogan; Denise R. Cade; Melissa S. Flores; Daniel J. Salliotte; and Michael J. Yates.
(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in which the NEO served as PEO in the case of Mr. Ashleman and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s other NEOs reported for the applicable year.
(3)
To calculate the compensation actually paid (“CAP”), adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Ashleman and for the average of the other NEOs is set forth following the footnotes to this table.
(4)
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2020. Historic stock price performance is not necessarily indicative of future stock price performance.
(5)
The TSR Peer Group consists of the S&P 400 Midcap Industrials Sector Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended December 31, 2025).
(6)
As noted in “Compensation Discussion and Analysis,” the Compensation Committee selected Adjusted EBITDA as a key metric for evaluating and rewarding management’s performance in the 2025 incentive program design. This measure is used to determine the payout of 40% of the 2025 MICP awards. Adjusted EBITDA is a non-GAAP financial measure and is calculated based on the Company’s earnings before interest, taxes, depreciation and amortization, adjusted to exclude the impact of acquisitions and divestitures and actual capital expenditures. A reconciliation from GAAP to non-GAAP financial measures and other related information is included in Item 7 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (PEO) and NEOs for the applicable years were as follows:
•
2025: Mr Ashleman served as the PEO for the entirety of 2025. The Company's other NEOs for 2025 were: Lisa M. Anderson; Roopa Unnikrishnan; Akhil Mahendra; Abhishek Khandelwal; and Melissa S. Flores.
•
2024: Mr. Ashleman served as the PEO for the entirety of 2024. The Company’s other NEOs for 2024 were: Abhishek Khandelwal; Lisa M. Anderson; Roopa Unnikrishnan; and Melissa S. Flores.
•
2023: Mr. Ashleman served as the PEO for the entirety of 2023. The Company’s other NEOs for 2023 were: Abhishek Khandelwal; Lisa M. Anderson; Roopa Unnikrishnan; Melissa S. Flores; Allison S. Lausas; William K. Grogan; and Marc Uleman.
•
2022: Mr. Ashleman served as the PEO for the entirety of 2022. The Company’s other NEOs for 2022 were: William K. Grogan; Melissa Aquino; Marc Uleman; and Lisa M. Anderson.
•
2021: Mr. Ashleman served as the PEO for the entirety of 2021. The Company’s other NEOs for 2021 were: William K. Grogan; Denise R. Cade; Melissa S. Flores; Daniel J. Salliotte; and Michael J. Yates.

Peer Group Issuers, Footnote	The TSR Peer Group consists of the S&P 400 Midcap Industrials Sector Index, an independently prepared index (and which is used for the Company’s stock performance chart in the Annual Report on Form 10-K for the year ended December 31, 2025).
Adjustment To PEO Compensation, Footnote

The following tables sets forth the detailed calculation from SCT Total to Compensation Actually Paid for the PEOs and NEOs:

		Eric D. Ashleman
Prior FYE Current FYE		12/31/2020 12/31/2021	12/31/2021 12/31/2022	12/31/2022 12/31/2023	12/31/2023 12/31/2024	12/31/2024 12/31/2025
Fiscal Year		2021	2022	2023	2024	2025
SCT Total		$6,719,772	$7,495,227	$7,758,876	$9,371,468	$9,112,893
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(4,174,035)	$(4,598,330)	$(5,618,356)	$(7,311,810)	$(6,455,118)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$6,194,944	$8,424,336	$4,453,992	$4,611,397	$4,811,325
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$1,050,803	$865,977	$(4,529,994)	$(4,070,069)	$(4,125,493)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$21,243	$(916,830)	$(93,950)	$120,488	$(324,509)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$0	$0	$0
+	Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$36,691	$168,791	$95,503	$51,934	$23,124
	Compensation Actually Paid	$9,849,418	$11,439,171	$2,066,071	$2,773,408	$3,042,222

		Non-PEO NEOs
Prior FYE		12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024
Current FYE		12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
Fiscal Year		2021	2022	2023	2024	2025
SCT Total		$1,743,998	$2,396,496	$1,848,761	$1,737,650	$1,561,338
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(727,995)	$(1,537,000)	$(1,045,073)	$(972,368)	$(902,405)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,080,430	$1,212,682	$763,785	$613,175	$696,470
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$359,737	$166,194	$(242,297)	$(366,958)	$(483,062)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(2,016)	$(209,489)	$(10,109)	$2,171	$(67,865)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$(665,779)	$0	$0
+	Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$9,763	$30,108	$6,620	$7,686	$11,004
	Compensation Actually Paid	$2,463,917	$2,058,991	$655,908	$1,021,356	$815,480

Non-PEO NEO Average Total Compensation Amount	$ 1,561,338	$ 1,737,650	$ 1,848,761	$ 2,396,496	$ 1,743,998
Non-PEO NEO Average Compensation Actually Paid Amount	$ 815,480	1,021,356	655,908	2,058,991	2,463,917
Adjustment to Non-PEO NEO Compensation Footnote

		Non-PEO NEOs
Prior FYE		12/31/2020	12/31/2021	12/31/2022	12/31/2023	12/31/2024
Current FYE		12/31/2021	12/31/2022	12/31/2023	12/31/2024	12/31/2025
Fiscal Year		2021	2022	2023	2024	2025
SCT Total		$1,743,998	$2,396,496	$1,848,761	$1,737,650	$1,561,338
-	Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(727,995)	$(1,537,000)	$(1,045,073)	$(972,368)	$(902,405)
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$1,080,430	$1,212,682	$763,785	$613,175	$696,470
+	Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$359,737	$166,194	$(242,297)	$(366,958)	$(483,062)
+	Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0	$0	$0
+	Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(2,016)	$(209,489)	$(10,109)	$2,171	$(67,865)
-	Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0	$(665,779)	$0	$0
+	Value of Dividends Earned on Stock Awards in the Covered Fiscal Year, Prior to Vesting	$9,763	$30,108	$6,620	$7,686	$11,004
	Compensation Actually Paid	$2,463,917	$2,058,991	$655,908	$1,021,356	$815,480

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Tabular List of Financial Performance Measures

The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2025. Please see the “Compensation Discussion and Analysis” for a further description of the metrics used in the Company’s executive compensation program.

1.
Total Shareholder Return
2.
Relative TSR percentile ranking as compared to companies in the S&P 500 Index
3.
Adjusted EBITDA

Total Shareholder Return Amount	$ 95	110	113	117	120
Peer Group Total Shareholder Return Amount	191	170	149	114	128
Net Income (Loss)	$ 483,200,000	$ 505,000,000	$ 596,100,000	$ 586,900,000	$ 449,400,000
Company Selected Measure Amount	925,900,000	874,300,000	899,600,000	884,200,000	765,400,000
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR percentile ranking as compared to companies in the S&P 500 Index
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP financial measure and is calculated based on the Company’s earnings before interest, taxes, depreciation and amortization, adjusted to exclude the impact of acquisitions and divestitures and actual capital expenditures. A reconciliation from GAAP to non-GAAP financial measures and other related information is included in Item 7 of the Company’s Annual Report on Form 10-K for the year ended December 31, 2025.
Mr. Ashleman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,112,893	$ 9,371,468	$ 7,758,876	$ 7,495,227	$ 6,719,772
PEO Actually Paid Compensation Amount	$ 3,042,222	$ 2,773,408	$ 2,066,071	$ 11,439,171	$ 9,849,418
PEO Name	Mr Ashleman	Mr. Ashleman	Mr. Ashleman	Mr. Ashleman	Mr. Ashleman
PEO | Mr. Ashleman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,455,118)	$ (7,311,810)	$ (5,618,356)	$ (4,598,330)	$ (4,174,035)
PEO | Mr. Ashleman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,811,325	4,611,397	4,453,992	8,424,336	6,194,944
PEO | Mr. Ashleman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,125,493)	(4,070,069)	(4,529,994)	865,977	1,050,803
PEO | Mr. Ashleman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Ashleman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(324,509)	120,488	(93,950)	(916,830)	21,243
PEO | Mr. Ashleman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Mr. Ashleman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,124	51,934	95,503	168,791	36,691
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(902,405)	(972,368)	(1,045,073)	(1,537,000)	(727,995)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	696,470	613,175	763,785	1,212,682	1,080,430
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(483,062)	(366,958)	(242,297)	166,194	359,737
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,865)	2,171	(10,109)	(209,489)	(2,016)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(665,779)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,004	$ 7,686	$ 6,620	$ 30,108	$ 9,763